Commitments and Contingencies (Sonatide Joint Venture) - Additional Information (Detail) $ in Thousands	1 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Due from affiliate			$ 230,315
Due to affiliate			99,448
Commissions payable			1,898
Total revenues			178,753
Investments in, at equity, and advances to unconsolidated companies			29,216
Sonatide joint venture
Commitments And Contingencies Disclosure [Line Items]
Due from affiliate			230,000	$ 263,000
Unpaid vessel revenue			44,000
Due to affiliate			99,000	133,000
Commissions payable			36,400
Due from affiliate and due to affiliate			$ 33,000
Ownership Interest In Joint Venture			49.00%
Investments in, at equity, and advances to unconsolidated companies			$ 27,000	45,000
Investment balance in difference between carrying value and net assets of the joint venture	$ 28,000	$ 28,000
Amortization period of basis difference equity method investments	10 years
Sonatide joint venture | U.S. dollars initially received by Sonatide on behalf of the company or dollars collected from other customers
Commitments And Contingencies Disclosure [Line Items]
Proceeds from related party		19,000	20,000
Sonatide joint venture | Sonatide's converting kwanzas into dollars and subsequent payment to company
Commitments And Contingencies Disclosure [Line Items]
Proceeds from related party		3,000	1,000
Sonatide joint venture | ANGOLA
Commitments And Contingencies Disclosure [Line Items]
Proceeds from related party		22,000	21,000
Total revenues		$ 34,000	$ 34,000	$ 127,000
Percentage of Angolan operation revenue		23.00%	20.00%	22.00%
"Number of vessels transferred out of Angola | Vessel"		3	3	22
Sonatide joint venture | Angolan kwanza-denominated
Commitments And Contingencies Disclosure [Line Items]
Bank deposits maintained			$ 81,000